Note 12 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of period	$ (495,288)
Balance, end of period	$ (170,749)	$ (382,744)	$ (495,288)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	9,256,536
Balance, beginning of period	$ 1,246,829
Balance, end of period (in shares)	47,987,581		9,256,536
Balance, end of period	$ 1,537,110	$ 1,245,534	$ 1,246,829
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,594,371	4,533,211	4,533,211
Balance, beginning of period	$ 1,099,864	$ 1,088,538	$ 1,088,538
Share-based awards exercised (in shares)	798		61,160
Share-based units exercised	$ 176	10,031	$ 11,326
Issuance of shares due to Recapitalization (in shares)	43,392,412
Issuance of shares due to Recapitalization	$ 438,642
Issuance cost	$ (1,572)
Balance, end of period (in shares)	47,987,581		4,594,371
Balance, end of period	$ 1,537,110	$ 1,098,569	$ 1,099,864
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,662,165	4,662,165	4,662,165
Balance, beginning of period	$ 146,965	$ 146,965	$ 146,965
Balance, end of period (in shares)			4,662,165
Balance, end of period		146,965	$ 146,965
Exchanged to common shares (in shares)	(4,662,165)
Settled with common shares	$ (146,965)